Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	896,650,515.55	44,241
Yield Supplement Overcollateralization Amount 10/31/16	42,768,478.60	0
Receivables Balance 10/31/16	939,418,994.15	44,241
Principal Payments	24,452,897.10	824
Defaulted Receivables	1,750,580.24	67
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	41,166,269.86	0
Pool Balance at 11/30/16	872,049,246.95	43,350

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.38%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,599,175.72	600
Past Due 61-90 days	3,346,291.00	151
Past Due 91-120 days	610,543.48	27
Past Due 121+ days	0.00	0
Total	16,556,010.20	778

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	726,274.05
Aggregate Net Losses/(Gains) - November 2016	1,024,306.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.31%
Prior Net Losses Ratio	0.40%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	39,242,216.11
Actual Overcollateralization	33,587,458.58
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.22%
Weighted Average Remaining Term	62.43

Flow of Funds	$ Amount

Collections	28,436,752.83
Investment Earnings on Cash Accounts	6,974.60
Servicing Fee	(782,849.16)
Transfer to Collection Account	0.00
Available Funds	27,660,878.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	808,634.15
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,814,746.37
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	27,660,878.27

Servicing Fee	782,849.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 11/15/16	865,276,534.74
Principal Paid	26,814,746.37
Note Balance @ 12/15/16	838,461,788.37

Class A-1
Note Balance @ 11/15/16	115,786,534.74
Principal Paid	26,814,746.37
Note Balance @ 12/15/16	88,971,788.37
Note Factor @ 12/15/16	46.3394731%

Class A-2
Note Balance @ 11/15/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	324,000,000.00
Note Factor @ 12/15/16	100.0000000%

Class A-3
Note Balance @ 11/15/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	324,000,000.00
Note Factor @ 12/15/16	100.0000000%

Class A-4
Note Balance @ 11/15/16	75,480,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	75,480,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	26,010,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	26,010,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	846,131.90
Total Principal Paid	26,814,746.37
Total Paid	27,660,878.27

Class A-1
Coupon	0.70000%
Interest Paid	67,542.15
Principal Paid	26,814,746.37
Total Paid to A-1 Holders	26,882,288.52

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	297,000.00

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8987158
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4811802
Total Distribution Amount	29.3798960

A-1 Interest Distribution Amount	0.3517820
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	139.6601373
Total A-1 Distribution Amount	140.0119193

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9166667

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/16	2,407,920.41
Investment Earnings	592.17
Investment Earnings Paid	(592.17)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41